Stock Options - Disclosure of incentive stock options granted under plan (Details)	12 Months Ended
	Mar. 31, 2024 Share $ / shares	Mar. 31, 2023 Share $ / shares	Mar. 31, 2022 Share $ / shares	Mar. 31, 2021 Share $ / shares	Mar. 31, 2024 Share $ / shares	Mar. 31, 2023 Share $ / shares	Mar. 31, 2022 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	2,216,417	1,702,652	1,215,108
Granted	605,000	835,000	916,650
Exercised	(85,715)	(3,322)	(329,822)
Forfeited or Expired	(263,041)	(317,913)	(99,284)
Ending balance	2,472,661	2,216,417	1,702,652	1,215,108
Total exercisable	1,711,798	1,265,128	700,957	882,964	1,711,798	1,265,128	700,957
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 10.72	$ 12.94	$ 9.35
Weighted Average Exercise Price, Granted | $ / shares	2.72	3.66	16.61
Weighted Average Exercise Price, Exercised | $ / shares	3.31	3.37	4.7
Weighted Average Exercise Price, Forfeited or Expired | $ / shares	5.26	11.16	13.6
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 9.62	$ 10.72	$ 12.94	$ 9.35
Weighted Average Remaining Life	3 years 2 months 12 days	3 years 4 months 24 days	3 years 6 months	3 years 1 month 6 days
October 27, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 4.34
Beginning balance		0	71,429
Granted			0
Exercised			(71,429)
Forfeited or Expired			0
Ending balance			0	71,429
February 2, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 5.25
Beginning balance		0	65,286
Granted			0
Exercised			(57,144)
Forfeited or Expired			(8,142)
Ending balance			0	65,286
May 26, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 5.25	$ 5.25
Beginning balance	0	5,357	148,214
Granted		0	0
Exercised		0	(142,857)
Forfeited or Expired		(5,357)	0
Ending balance		0	5,357	148,214
December 18, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 3.15	$ 3.15
Beginning balance	0	14,286	25,000
Granted		0	0
Exercised		0	(10,714)
Forfeited or Expired		(14,286)	0
Ending balance		0	14,286	25,000
May 4, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 3.5	$ 3.5	$ 3.5
Beginning balance	57,144	68,571	70,357
Granted	0	0	0
Exercised	(42,858)	(2,857)	(1,786)
Forfeited or Expired	(14,286)	(8,570)	0
Ending balance	0	57,144	68,571	70,357
November 30, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 3.01	$ 3.01	$ 3.01
Beginning balance	50,000	50,000	50,000
Granted	0	0	0
Exercised	(15,000)	0	0
Forfeited or Expired	(35,000)	0	0
Ending balance	0	50,000	50,000	50,000
February 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 3.5	$ 3.5	$ 3.5
Beginning balance	71,787	73,214	78,571
Granted	0	0	0
Exercised	(14,643)	0	(5,357)
Forfeited or Expired	(57,144)	(1,427)	0
Ending balance	0	71,787	73,214	78,571
January 30, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 2.59
Beginning balance		0	19,643
Granted			0
Exercised			(1,786)
Forfeited or Expired			(17,857)
Ending balance			0	19,643
January 30, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 2.59	$ 2.59	$ 2.59
Beginning balance	254,640	281,787	309,822
Granted	0	0	0
Exercised	(10,714)	(465)	(26,964)
Forfeited or Expired	(5,714)	(26,682)	(1.071)
Ending balance	238,212	254,640	281,787	309,822
July 3, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 4.9
Beginning balance		0	7,143
Granted			0
Exercised			(7,143)
Forfeited or Expired			0
Ending balance			0	7,143
February 11, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 8.32	$ 8.32	$ 8.32
Beginning balance	50,000	50,000	0
Granted	0	0	50,000
Exercised	0	0
Forfeited or Expired	0	0
Ending balance	50,000	50,000	50,000	0
July 3, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 4.9	$ 4.9	$ 4.9
Beginning balance	16,071	41,787	49,643
Granted	0	0	0
Exercised	0	0	(4,642)
Forfeited or Expired	(1,072)	(25,716)	(3,214)
Ending balance	14,999	16,071	41,787	49,643
November 19, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares					$ 20	$ 20	$ 20
Beginning balance	300,000	300,000	300,000
Granted	0	0	0
Exercised	0	0	0
Forfeited or Expired	0	0	0
Ending balance	300,000	300,000	300,000	300,000
December 4, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares					20	20	$ 20
Beginning balance	20,000	20,000	20,000
Granted	0	0	0
Exercised	0	0	0
Forfeited or Expired	0	0	0
Ending balance	20,000	20,000	20,000	20,000
May 18, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 19.62	$ 19.62	$ 19.62
Beginning balance	73,275	139,650	0
Granted	0	0	173,650
Exercised	0	0	0
Forfeited or Expired	(9,575)	(66,375)	(34,000)
Ending balance	63,700	73,275	139,650	0
December 10, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 16.45	$ 16.45	$ 16.45
Beginning balance	553,500	658,000	0
Granted	0	0	693,000
Exercised	0	0	0
Forfeited or Expired	(30,250)	(104,500)	(35,000)
Ending balance	523,250	553,500	658,000	0
July 4, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 4.25	$ 4.25
Beginning balance	15,000	0
Granted	0	15,000
Exercised	0	0
Forfeited or Expired	0	0
Ending balance	15,000	15,000	0
November 2, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares					$ 2.46	$ 2.45
Beginning balance	10,000	0
Granted	0	60,000
Exercised	0	0
Forfeited or Expired	0	(50,000)
Ending balance	10,000	10,000	0
February 14, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 3.8	$ 3.8
Beginning balance	645,000	0
Granted	0	660,000
Exercised	(2,500)	0
Forfeited or Expired	(10,000)	(15,000)
Ending balance	632,500	645,000	0
March 28, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 2.85	$ 2.85
Beginning balance	100,000	0
Granted	0	100,000
Exercised	0	0
Forfeited or Expired	(100,000)	0
Ending balance	0	100,000	0
March 27, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 2.72
Beginning balance	0
Granted	605,000
Exercised	0
Forfeited or Expired	0
Ending balance	605,000	0